STOCKHOLDERS' EQUITY (Details)	6 Months Ended
Jul. 31, 2011
Stockholders Equity Details
Expected option life (year)	8 years
Expected volatility	58.62%
Expected dividends	0.00%
Risk-free rate(s)	2.32%